Investment Strategy	Sep. 12, 2025
REX-Osprey(TM) XRP ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM XRP Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not be the same as the Reference Asset, due to fees and expenses of the Fund and the Reference ETFs in which it invests, trading and other expenses, but will generally be in the same direction in a positive or negative manner, except in circumstances where the Fund’s staking rewards do not outweigh expenses of the Reference ETFs).

The Fund seeks to invest the majority of its assets directly in the Reference Asset. The Fund will generally purchase and sell XRP on exchanges such as Coinbase and Kraken. XRP is a cryptocurrency that was introduced in 2012, and quickly developed its own online community, reaching a peak market capitalization of approximately US$210 billion on July 18, 2025. As of August 31, 2025, the market capitalization of XRP was $167 billion.

The Fund will invest at least 40% of its assets directly in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (all such ETFs, ETPs and non-US ETPs, “Reference ETFs”). The non-U.S. ETPs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETP. Non-US ETPs will not be treated as regulated investment companies for U.S. federal income tax purposes and therefore will not be taxed as such. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
21 Shares XRP ETP	Switzerland	AXRP.SW
WisdomTree Physical XRP ETP	Europe	XRPW
CoinShares Physical XRP ETP	Switzerland	XRPL-USD.SW
Purpose XRP ETF	Canada	XRPP.TO
3iQ XRP ETF	Canada	XRPQ.TO
Evolve XRP ETF	Canada	XRP.TO
Volatility Shares XRP ETF	Nasdaq	XRPI

The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM XRP (Cayman) Portfolio S.P. (i.e., the “XRP Subsidiary”). The XRP Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the XRP Subsidiary. The XRP Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the XRP Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the XRP Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the XRP Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the XRP Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the XRP Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions to help the Fund meet its investment objective by maintaining exposure to the Reference Asset and Reference ETPs that themselves provide exposure to the Reference Asset, and also by maintaining its tax status as a regulated investment company, and for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Information about XRP

XRP is the native cryptocurrency of the XRP Ledger, a decentralized, open-source blockchain designed for fast, low-cost international payments and asset transfers. It was launched in 2012 by Ripple Labs Inc., a fintech company focused on improving cross-border payments and financial infrastructure. Unlike many cryptocurrencies that rely on proof-of-work or proof-of-stake mechanisms, the XRP Ledger uses a unique consensus protocol involving a network of trusted validators to confirm transactions in seconds with minimal energy consumption.

The development of XRP and the XRP Ledger was initially led by Ripple Labs, which continues to contribute significantly to the technology and ecosystem. However, the ledger itself is open-source and maintained by an independent community of developers and network validators. Governance is semi-decentralized: while Ripple remains influential in the ecosystem, it does not control the ledger or transaction validation. The validator nodes are operated by a mix of universities, financial institutions, and independent entities around the world, helping maintain the integrity and decentralization of the network.

XRP is widely traded on numerous major centralized cryptocurrency exchanges (CEX), including Binance, Kraken, Bitstamp, and others, although its availability may vary depending on regulatory environments in different countries. It can be purchased using fiat currencies or other cryptocurrencies and stored in wallets that support XRP, such as Xumm, Ledger hardware wallets, or other third-party software wallets.

XRP is primarily used to facilitate fast and cost-effective cross-border payments, often serving as a bridge currency in international transactions. It is also used for liquidity provisioning in Ripple’s On-Demand Liquidity (ODL) service, which allows financial institutions to convert one fiat currency to another instantly using XRP as an intermediary. Due to its speed, scalability, and institutional focus, XRP has become one of the most prominent cryptocurrencies in the global payment and remittance space.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset.
REX-Osprey(TM) DOGE ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM DOGE Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not, be the same as the Reference Asset, due to fees and expenses of the Fund and the Reference ETFs in which it invests, trading and other expenses, but will generally be in the same direction in a positive or negative manner, except in circumstances where the Fund’s staking rewards do not outweigh expenses of the Reference ETFs).

The Fund seeks to invest the majority of its assets directly in the Reference Asset. The Fund will generally purchase and sell DOGE on exchanges such as Coinbase and Kraken. DOGE is a cryptocurrency that was introduced on December 6, 2013, and quickly developed its own online community, reaching a peak market capitalization of over US$85 billion on May 5, 2021. As of August 31, 2025, the market capitalization of DOGE was $32.2 billion.

The Fund will invest at least 40% of its assets directly in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (all such ETFs, ETPs and non-US ETPs, “Reference ETFs”). The non-U.S. ETPs in which the Fund may invest are domiciled in Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETP. Non-US ETPs will not be treated as regulated investment companies for U.S. federal income tax purposes and therefore will not be taxed as such. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
21 Shares Dogecoin ETP	Switzerland	DOGE.SW

The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM DOGE (Cayman) Portfolio S.P. (i.e., the “DOGE Subsidiary”). The DOGE Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the DOGE Subsidiary. The DOGE Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the DOGE Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the DOGE Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the DOGE Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the DOGE Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the DOGE Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions to help the Fund meet its investment objective by maintaining exposure to the Reference Asset and Reference ETPs that themselves provide exposure to the Reference Asset, and also by maintaining its tax status as a regulated investment company, and for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Information about DOGE and Meme Coins

A “meme coin” is a type of cryptocurrency inspired by internet memes, public figures, current events, or trends, often created to attract an enthusiastic online community for trading and social interaction. These coins are usually bought not for their functional utility, but for entertainment, cultural engagement, and speculative investment—similar to digital collectibles. Meme coins typically offer limited or no real-world functionality and are known for their high volatility due to their value being driven primarily by market sentiment and online hype.

Dogecoin is one of the earliest meme coins, originally launched in December 2013. Dogecoin was developed by software engineers Billy Markus and Jackson Palmer, using the codebase of Litecoin, and it operates on its own blockchain. Dogecoin has an unlimited, inflationary supply where a fixed 10,000 DOGE are minted every minute as a block reward for miners, resulting in a perpetual increase in the total supply.

Dogecoin is traded on most major centralized cryptocurrency exchanges (CEX), making it easily accessible to a broad range of users. It can be purchased with fiat currencies or other cryptocurrencies and stored in any wallet that supports Dogecoin. While it was not originally designed with significant functionality in mind, Dogecoin has been used for tipping content creators online, charitable donations, and even sponsorships. Despite occasional surges in popularity—often driven by celebrity endorsements or social media trends—Dogecoin remains highly speculative and subject to significant market volatility.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset.